Note 9 - Income Taxes - Summary of Differences Between the Effective Income Tax Rate Reflected in Benefit (Provision) for Income Taxes Amount (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Tax benefit (expense) at Federal statutory rate			$ 894,000	$ 1,303,000
Effect of State taxes			185,000	139,000
Tax credits			676,000	1,135,000
Nondeductible expenses			(180,000)	(435,000)
Tax Cuts and Jobs Act rate decrease				(1,098,000)
Valuation allowance – deferred tax assets			(1,575,000)	(1,044,000)
Total tax benefit (provision)			$ 0	$ 0